Invesco Short Duration High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	SDHYM-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.51%
Alabama–2.70%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$1,500	$ 1,683,825
Black Belt Energy Gas District (The) (No. 3); Series 2018 B-1, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	2.54%	12/01/2023	1,500	1,472,655
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (a)	4.00%	12/01/2025	2,000	2,211,240
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2028	90	74,920
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	2.54%	04/01/2024	750	741,630
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	2.07%	04/01/2024	250	246,840
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	4.50%	05/01/2032	5,000	5,393,700
				11,824,810
Alaska–0.08%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	330	330,096
American Samoa–0.24%
American Samoa (Territory of), AS Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,032,520
Arizona–4.23%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB (d)	5.00%	07/01/2022	1,500	1,552,095
Series 2017, Ref. RB (d)	6.00%	07/01/2037	940	1,069,306
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (d)	5.00%	07/01/2026	500	554,560
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2034	1,875	2,171,381
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB (d)	4.38%	07/01/2029	1,000	1,026,590
Series 2017 A, Ref. RB (d)	5.00%	07/01/2032	500	520,365
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus); Series 2018 A, RB (d)	4.75%	12/15/2028	395	424,187
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus); Series 2018 A, RB (d)	5.00%	07/15/2028	1,000	1,100,980
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR (d)	5.00%	12/15/2039	400	431,964
Series 2019 A, IDR (d)	5.00%	12/15/2049	700	745,472
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	720	728,762
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	340,752
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,067,650
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB (d)	5.00%	07/01/2035	1,000	1,069,000
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (d)	4.60%	06/15/2025	365	377,863
Series 2015, Ref. RB (d)	5.38%	06/15/2035	1,000	1,082,950
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (d)	4.13%	07/01/2026	1,225	1,228,308
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB (d)	4.00%	10/01/2023	1,000	1,009,220
				18,501,405
California–2.48%
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (d)	5.00%	06/01/2028	430	483,415
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (d)(e)	7.00%	12/31/2049	710	639,000
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015A-1, RB (e)	3.38%	07/01/2025	2,000	2,126,660
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,045,240
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (Acquired 11/03/2015; Cost $500,000)(d)	5.00%	06/01/2022	$ 385	$ 390,867
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (d)	4.00%	06/01/2021	275	278,652
Series 2016, Ref. RB (d)	4.00%	06/01/2026	500	529,395
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2018 A, RB (d)	5.25%	12/01/2038	1,790	2,077,045
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB (d)	5.00%	07/01/2029	900	1,033,155
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB (f)	5.60%	06/01/2036	1,000	1,007,070
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	90	90,232
Inland Empire Tobacco Securitization Authority; Series 2007 A, RB	4.63%	06/01/2021	225	225,207
San Diego Tobacco Settlement Revenue Funding Corp.; Series 2018 C, Ref. RB	4.00%	06/01/2032	900	946,521
				10,872,459
Colorado–7.06%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	773,887
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	500	516,940
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,292,663
Arkansas River Power Authority; Series 2006, RB (g)	5.88%	10/01/2021	1,000	1,055,890
Broadway Station Metropolitan District No. 2; Series 2019 A, RB	5.00%	12/01/2035	735	760,931
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (d)	5.00%	12/01/2029	1,500	1,615,800
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	790	810,421
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	598,038
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	548,330
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (d)	5.00%	12/01/2025	150	155,058
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.50%	01/15/2030	1,500	1,565,625
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,083,960
Copperleaf Metropolitan District No. 2; Series 2015, Ref. GO Bonds	5.25%	12/01/2030	500	524,970
Cornerstar Metropolitan District; Series 2017 A, Ref. GO Bonds	3.50%	12/01/2021	178	180,836
Denver (City & County of), CO;
Series 2016, Ref. RB (70% of 1 mo. USD LIBOR + 0.86%)(a)(b)	2.57%	11/15/2019	880	880,405
Series 2018 A, RB (e)(h)	5.00%	12/01/2029	1,500	1,867,995
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (e)	5.00%	10/01/2032	1,500	1,631,010
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,375	1,445,551
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, RB	3.63%	12/01/2021	703	717,194
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	1,000	1,036,520
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds (d)	4.88%	12/01/2028	965	982,042
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,575,960
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,521,885
North Park Metropolitan District No. 1; Series 2018 A-2, RB	5.13%	12/01/2028	1,500	1,585,425
Plaza Metropolitan District No. 1; Series 2013, Ref. RB (d)	5.00%	12/01/2040	1,465	1,527,336
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (d)	4.13%	12/15/2027	965	988,112
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,043,850
Southlands Metropolitan District No. 1;
Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	100	109,323
Series 2017 A-2, GO Bonds	5.00%	12/01/2037	200	218,646
Sterling Ranch Community Authority Board; Series 2017 A, RB	5.00%	12/01/2030	1,750	1,824,112
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds (i)	0.00%	12/01/2037	1,487	440,152
				30,878,867
Connecticut–1.04%
Connecticut (State of); Series 2018 C, GO Bonds	5.00%	06/15/2027	1,000	1,224,020
Hamden (Town of), CT (Whitney Center); Series 2009 A, RB	7.63%	01/01/2030	3,280	3,343,960
				4,567,980
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.67%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, GO Bonds (d)	5.00%	07/01/2028		$2,730	$ 2,915,749
District of Columbia–0.70%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027		1,365	1,423,695
Series 2017 A, RB	5.00%	07/01/2032		1,500	1,629,720
					3,053,415
Florida–4.04%
Alachua (County of), FL Health Facilities Authority (Terraces Bonita Springs); Series 2011 A, RB	7.50%	11/15/2021		285	287,271
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB (d)	3.75%	07/01/2019		495	495,248
Series 2015, Ref. RB (d)	5.88%	07/01/2040		250	271,680
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028		750	766,612
Series 2018 B, RB	4.25%	07/01/2033		625	636,469
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2027		1,000	1,091,850
Capital Trust Agency (University Bridge LLC); Series 2018 A, RB (d)	4.00%	12/01/2028		2,000	1,978,200
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, Ref. RB (d)	5.00%	10/01/2029		1,000	1,071,330
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB (a)(d)(e)	6.25%	01/01/2024		4,000	4,026,800
Lake (County of), FL (Lakeside at Waterman Village); Series 2018 A, RB (d)	10.00%	10/31/2023		750	750,210
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (d)	5.00%	07/15/2028		600	633,918
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022		260	276,234
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(b)(e)	2.22%	11/01/2021		1,500	1,500,000
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029		1,255	1,440,991
Series 2019, Ref. IDR	5.00%	01/01/2039		1,750	1,958,810
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (d)	10.00%	12/28/2021		400	499,828
					17,685,451
Georgia–1.27%
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (d)	5.00%	06/15/2027		500	514,985
Main Street Natural Gas, Inc.;
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(a)(b)	2.39%	09/01/2023		2,865	2,835,089
Series 2019 B, RB (a)	4.00%	12/02/2024		1,000	1,108,630
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (d)	5.00%	11/01/2023		1,000	1,095,830
					5,554,534
Idaho–0.23%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027		1,000	1,030,250
Illinois–12.74%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027		1,335	1,370,484
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023		1,000	1,014,660
Bartlett (Village of) ,IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024		1,165	1,158,709
Chicago (City of), IL;
Series 2008 C, Ref. RB	5.00%	01/01/2020		200	203,676
Series 2009 C, GO Bonds	4.60%	01/01/2025		655	656,520
Series 2009 D, GO Bonds	5.00%	01/01/2020		100	100,256
Series 2010 A, Ref. GO Bonds (a)(g)	4.00%	01/01/2020		110	111,529
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029		1,000	1,170,420
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034		1,500	1,732,935
Series 2019 A, RB	5.50%	01/01/2035		2,000	2,312,540
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, RB (INS - NATL)(i)(j)	0.00%	12/01/2025	$1,000	$823,720
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	211,704
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,104,570
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,174,620
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,266,700
Cook (County of), IL; Series 2018, RB (h)	5.25%	11/15/2036	2,250	2,698,065
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, RB	5.00%	01/01/2024	1,480	1,532,851
Series 2018, RB	5.00%	01/01/2030	2,195	2,283,283
Illinois (State of);
First Series 2001, GO Bonds (INS -NATL)(j)	6.00%	11/01/2026	3,500	4,103,330
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,644,630
Series 2014, GO Bonds	5.00%	05/01/2021	860	907,893
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,663,950
Series 2017 D, GO Bonds (h)(k)	5.00%	11/01/2023	2,250	2,495,925
Series 2018 A, GO Bonds	6.00%	05/01/2025	2,500	2,949,275
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(a)(b)	1.00%	09/01/2022	2,000	1,998,740
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (d)	5.25%	12/01/2025	400	421,324
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	255	264,185
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,552,425
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,204,981
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	685	649,044
Series 2016 A, RB	6.33%	05/15/2048	336	309,437
Series 2016 B, RB	5.63%	05/15/2020	189	181,485
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	5.25%	08/15/2023	720	740,318
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	250	274,758
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,000,740
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,849,065
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	371	376,328
Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1994 A, Ref. RB (INS -NATL)(i)(j)	0.00%	06/15/2029	4,000	2,981,800
Series 2012 B, RB	5.00%	12/15/2020	545	565,917
Regional Transportation Authority; Series 2018 B, RB (h)	5.00%	06/01/2030	3,000	3,669,270
				55,732,062
Indiana–1.00%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (d)	6.63%	01/15/2034	500	542,985
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/2027	1,120	784,000
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB (d)	5.50%	07/01/2028	750	787,012
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. RB, VRD RB (LOC - Barclays Bank PLC)(l)(m)	1.47%	11/01/2037	750	750,000
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	2.71%	10/15/2022	1,500	1,500,180
				4,364,177
Iowa–2.42%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,087,750
Series 2013, RB (d)	5.88%	12/01/2026	460	483,501
Series 2013, Ref. RB (a)	5.25%	12/01/2033	1,540	1,641,856
Series 2019, Ref. RB	3.13%	12/01/2022	2,000	2,024,000
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(d)	2.00%	01/04/2024	550	550,011
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,290,875
PEFA, Inc.; Series 2019, RB (a)	5.00%	09/01/2026	3,000	3,523,020
				10,601,013
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–1.23%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027		$1,440	$ 1,634,515
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024		500	522,910
Series 2016 II-A, RB	5.00%	12/01/2031		1,050	1,132,183
Series 2016 II-A, RB	5.25%	12/01/2036		1,000	1,080,900
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2018 I, Ref. RB	5.00%	05/15/2028		935	1,024,003
					5,394,511
Kentucky–2.07%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029		1,000	1,130,800
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026		855	941,235
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021		520	543,036
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032		1,000	1,124,940
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2015, Ref. RB	5.00%	06/01/2019		1,040	1,040,000
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, RB	5.00%	06/01/2019		2,000	2,000,000
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025		600	627,756
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB (a)	4.00%	01/01/2025		1,500	1,647,495
					9,055,262
Louisiana–1.11%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha); Series 2018, Ref. RB (d)	5.38%	11/01/2038		2,000	2,148,020
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035		2,500	2,731,250
					4,879,270
Maine–0.45%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	5.00%	07/01/2019		855	856,471
Series 2011, RB	7.50%	07/01/2032		1,000	1,107,360
					1,963,831
Maryland–0.86%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027		425	448,196
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (d)	4.00%	02/15/2028		500	520,245
Howard (County of), MD (Vantage House Facility);
Series 2016, Ref. RB	5.00%	04/01/2021		170	175,236
Series 2017, Ref. RB	5.00%	04/01/2021		256	263,836
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB (d)	5.00%	07/01/2027		400	427,644
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB (d)(e)	4.00%	07/01/2024		1,805	1,914,636
					3,749,793
Massachusetts–0.18%
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028		675	774,610
Michigan–2.33%
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023		1,000	1,071,500
Series 2018, GO Bonds	5.00%	04/01/2026		1,000	1,111,300
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048		2,400	2,400,048
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033		2,000	2,056,900
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021		1,585	1,597,268
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB (d)	5.00%	07/01/2026	$1,835	$ 1,954,312
				10,191,328
Minnesota–2.75%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	4.00%	07/01/2020		85	85,157
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027		250	256,618
Series 2017, RB	5.00%	10/01/2037		1,000	1,031,980
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021		470	487,362
St. Louis Park (City of), MN (Place Via Sol); Series 2018, Ref. RB (a)(d)	6.00%	07/01/2027		2,000	2,063,080
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens);
Series 2012, Ref. RB	5.00%	09/01/2026		1,000	1,031,560
Series 2012, Ref. RB	5.00%	03/01/2029		935	962,723
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023		300	308,940
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2012 A, RB	5.50%	09/01/2043		1,000	1,025,480
Series 2016, Ref. RB	5.00%	09/01/2026		1,000	1,085,320
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031		250	252,165
Series 2018, Ref. RB	4.13%	10/01/2033		250	252,505
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029		350	366,769
Series 2017, Ref. RB	3.90%	09/01/2030		565	592,832
Series 2017, Ref. RB	4.00%	09/01/2031		585	615,478
Series 2017, Ref. RB	4.00%	09/01/2032		400	419,452
Series 2017, Ref. RB	4.10%	09/01/2033		500	524,495
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030		650	676,071
					12,037,987
Missouri–3.00%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2028		1,685	1,898,203
I-470 Western Gateway Transportation Development District; Series 2019 A, RB (d)	4.50%	12/01/2029		1,005	1,032,014
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB (d)	4.25%	04/01/2026		455	469,674
Series 2016 A, Ref. RB (d)	5.00%	04/01/2036		2,000	2,066,400
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (d)	4.38%	02/01/2031		1,000	1,054,130
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026		1,000	1,109,340
Series 2017 A, Ref. IDR	5.00%	05/15/2027		800	895,560
Series 2017, Ref. RB	5.00%	05/15/2024		1,500	1,629,045
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	3.88%	11/15/2029		660	695,119
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025		1,000	1,133,100
Series 2018 A, RB	5.00%	09/01/2026		1,000	1,149,620
					13,132,205
Nebraska–0.46%
Central Plains Energy Project; Series 2014, RB (a)	5.00%	12/01/2019		2,000	2,031,980
Nevada–0.39%
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB (d)	4.50%	12/15/2029		750	796,590
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB (d)	5.00%	07/15/2027	$335	$369,016
Series 2017 A, RB (d)	5.00%	07/15/2037	500	535,255
				1,700,861
New Hampshire–0.35%
National Finance Authority (Convanta); Series 2018 A, Ref. RB (d)(e)	4.00%	11/01/2027		1,500	1,540,845
New Jersey–7.30%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS- NATL)(h)(j)(k)	5.50%	09/01/2022		3,000	3,323,370
Series 2012 II, Ref. RB	5.00%	03/01/2023		1,500	1,614,660
Series 2012, Ref. RB	5.00%	06/15/2025		600	648,036
Series 2017 B, Ref. RB	5.00%	11/01/2023		1,500	1,686,690
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (e)	5.25%	09/15/2029		3,000	3,290,130
Series 2012, RB (e)	5.75%	09/15/2027		200	221,658
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022		290	292,207
Series 2012 C, RB	5.00%	07/01/2032		1,000	960,980
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(b)	3.02%	03/01/2028		1,000	1,003,420
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB (e)	5.00%	12/01/2026		1,000	1,192,900
Series 2018 B, Ref. RB (e)	5.00%	12/01/2027		1,000	1,208,680
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (i)	0.00%	12/15/2028		715	537,323
Series 2008 A, RB (i)	0.00%	12/15/2035		1,000	564,750
Series 2009 A, RB (i)	0.00%	12/15/2032		1,465	936,179
Series 2010 A, RB (i)	0.00%	12/15/2031		1,575	1,048,477
Series 2013 AA, RB	5.25%	06/15/2031		1,150	1,264,494
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(a)(b)	2.62%	12/15/2021		2,000	2,014,820
Series 2018 A, Ref. RB	5.00%	12/15/2024		1,000	1,145,870
Series 2018 A, Ref. RN (h)(k)	5.00%	06/15/2029		1,000	1,162,340
Series 2018 A, Ref. RN (h)(k)	5.00%	06/15/2030		2,000	2,312,220
Series 2018 A, Ref. RN	5.00%	06/15/2031		2,000	2,301,020
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2023		3,000	3,233,370
					31,963,594
New York–5.09%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (d)(e)	3.75%	01/01/2020		130	130,729
Metropolitan Transportation Authority; Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	1.87%	11/15/2022		2,500	2,491,625
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032		1,000	1,037,210
Series 2014 B, RB	5.50%	07/01/2020		255	256,228
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (e)(h)	5.00%	09/15/2029		2,250	2,792,520
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (l)	1.47%	06/15/2044		8,500	8,500,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (e)	5.00%	08/01/2026		2,900	3,064,662
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027		1,000	1,007,650
Series 2013 A, RB	5.00%	07/01/2032		1,000	996,160
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(a)(b)	2.11%	10/01/2020		2,000	2,001,520
					22,278,304
North Carolina–0.26%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (l)	1.54%	01/15/2037		1,150	1,150,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.31%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026		$1,300	$ 1,339,962
Ohio–4.26%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.13%	06/01/2024		790	753,194
Series 2007 A-2, RB	5.38%	06/01/2024		945	909,024
Series 2007 A-2, RB	5.88%	06/01/2030		3,975	3,794,257
Butler (County of), OH Port Authority (Storypoint Fairfield); Series 2017 A-1, RB (d)	6.25%	01/15/2034		1,000	1,062,670
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (e)	5.38%	09/15/2027		200	200,508
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2031		2,500	2,849,650
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042		2,950	3,346,362
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.00%	11/15/2019		1,160	1,175,660
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2021		365	379,155
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (e)	5.00%	12/31/2025		340	385,291
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (a)	4.25%	09/15/2021		1,975	1,975,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB (d)(e)	3.75%	01/15/2028		1,250	1,328,487
Series 2017, RB (d)(e)	4.25%	01/15/2038		250	263,072
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (d)	6.13%	01/15/2034		225	237,355
					18,659,685
Oklahoma–1.44%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021		325	332,813
Series 2015, Ref. RB	5.00%	07/01/2023		1,000	1,083,350
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB (c)	5.25%	01/01/2022		375	243,750
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc. - Cross Village Student Housing); Series 2017 A, RB	5.00%	08/01/2037		1,650	1,552,551
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023		1,470	529,200
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.);
Series 2000 B, Ref. RB (e)	5.50%	06/01/2035		2,000	2,176,240
Series 2015, Ref. RB (a)(e)	5.00%	06/01/2025		340	377,743
					6,295,647
Pennsylvania–2.45%
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB (d)	5.00%	05/01/2023		750	811,822
Series 2018, RB (d)	5.00%	05/01/2028		1,250	1,443,075
Series 2018, RB (d)	5.00%	05/01/2033		500	569,270
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026		1,000	1,196,330
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2030		1,300	1,328,119
Geisinger Authority (Geisinger Health System); Series 2013 A, VRD RB (l)	1.45%	10/01/2043		1,700	1,700,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(b)	2.14%	09/01/2023		1,000	1,000,300
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027		1,500	1,591,095
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032		1,000	1,099,530
					10,739,541
Puerto Rico–6.00%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		680	686,759
Series 2002, RB	5.50%	05/15/2039		3,220	3,253,875
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (CPI RATE + 1.02%) (INS- AGC)(j)(n)	3.48%	07/01/2020		1,500	1,498,590
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2038	$500	$501,250
Series 2008 A, RB	6.00%	07/01/2044	1,000	1,002,500
Series 2012 A, RB	5.00%	07/01/2021	795	802,950
Series 2012 A, RB	5.25%	07/01/2029	2,880	2,887,200
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS -NATL)(j)	5.00%	07/01/2023	1,500	1,516,665
Series 2007 TT, RB	5.00%	07/01/2032	1,990	1,592,000
Series 2007 TT, RB (c)	5.00%	07/01/2037	500	400,000
Series 2007 VV, Ref. RB (INS -NATL)(j)	5.25%	07/01/2030	1,000	1,087,320
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (e)	6.63%	06/01/2026	3,000	3,003,750
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(j)	6.00%	07/01/2024	500	514,800
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (i)	0.00%	07/01/2024	4,500	3,809,160
Series 2018 A-1, RB (i)	0.00%	07/01/2027	1,000	759,290
Series 2018 A-1, RB (i)	0.00%	07/01/2031	1,000	616,870
Series 2018 A-1, RB	4.50%	07/01/2034	2,250	2,311,875
				26,244,854
Rhode Island–0.13%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026		500	570,650
South Carolina–0.42%
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027		1,655	1,825,018
Tennessee–2.46%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB (d)(i)	0.00%	12/01/2020		750	703,163
Series 2016 B, RB (d)(i)	0.00%	12/01/2021		250	223,380
Series 2016, RB	4.25%	06/01/2021		665	668,365
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	4.75%	07/01/2027		610	656,988
Series 2017 A, Ref. RB	5.50%	07/01/2037		350	381,878
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB (d)	4.50%	06/01/2028		750	806,085
Series 2018, RB (d)	5.13%	06/01/2036		1,000	1,087,410
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Roundation Properties); Series 2018 A, RB (d)	5.25%	04/01/2028		2,000	2,150,260
Shelby (County of), TN Health Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, RB (d)	5.00%	09/01/2037		1,000	1,004,750
Series 2016 A, Ref. RB (d)	5.00%	09/01/2024		1,000	1,031,530
Series 2016 A, Ref. RB (d)	5.00%	09/01/2031		2,000	2,035,100
					10,748,909
Texas–6.62%
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2036		700	714,063
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033		2,000	2,179,040
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021		450	472,064
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (e)	5.00%	07/15/2020		500	513,960
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (e)	4.75%	07/01/2024		1,885	2,052,350
Houston (City of), TX Airport System (United Airlines, Inc. Terminal Improvement); Series 2015 B-2, Ref. RB (e)	5.00%	07/15/2020		1,000	1,027,920
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase); Series 2015, RB	5.38%	09/15/2035		450	457,088
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB	5.00%	02/15/2035		650	676,962
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (d)(e)	4.63%	10/01/2031		2,500	2,676,900
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024		1,650	1,785,036
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	$1,500	$ 1,528,575
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB (d)	3.63%	08/15/2022	800	806,456
Series 2017 S, RB (d)	4.25%	08/15/2027	610	620,218
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	500	533,930
Series 2016 B-1, RB	3.25%	11/15/2022	315	314,587
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	150	153,423
Series 2018, RB	5.00%	06/15/2033	150	155,105
Series 2018, RB	5.00%	06/15/2038	250	256,635
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (a)(d)(e)	7.25%	02/13/2020	2,500	2,564,200
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	200	228,674
Series 2014 A, RB	7.50%	11/15/2034	100	116,074
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	335	326,521
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	3.88%	11/15/2022	750	750,307
Series 2017, RB	4.50%	11/15/2023	750	753,877
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB	6.00%	02/15/2031	1,000	1,114,490
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN (d)	10.00%	03/15/2023	750	750,007
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	1,000	1,115,400
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,255	3,816,455
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	500	519,790
				28,980,107
Utah–0.81%
Salt Lake City (City of), UT; Series 2017 A, RB (e)(h)	5.00%	07/01/2036	3,000	3,540,540
Virgin Islands–1.31%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB (e)	5.00%	09/01/2022	1,320	1,362,200
Series 2014 A, Ref. RB (e)	5.00%	09/01/2023	1,000	1,031,160
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	1,870	1,872,338
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, RB	4.00%	07/01/2021	1,500	1,451,250
				5,716,948
Virginia–0.49%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	271,865
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	1,000	1,092,070
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (d)	4.50%	09/01/2028	725	775,272
				2,139,207
Washington–1.08%
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	2.82%	01/01/2025	1,000	1,017,730
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB (d)	3.70%	07/01/2023	365	369,040
Series 2018, Ref. RB (d)	5.00%	07/01/2038	385	411,881
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (d)	5.00%	01/01/2036	1,755	1,924,603
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB (d)	4.50%	07/01/2028	965	1,026,326
				4,749,580
West Virginia–0.64%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	535	533,251
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (d)	4.50%	06/01/2027	935	947,987
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (d)(e)	6.75%	02/01/2026	$1,000	$994,080
Series 2018, RB (d)(e)	8.75%	02/01/2036	320	328,032
				2,803,350
Wisconsin–5.36%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.25%	08/01/2027		2,000	2,262,900
Series 2017, RB (d)	6.75%	08/01/2031		500	585,215
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	4.38%	06/15/2029		2,000	2,031,440
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (d)	4.00%	03/01/2027		1,680	1,769,090
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022		1,500	1,515,960
Series 2017, Ref. RB	5.00%	08/01/2027		500	554,690
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028		1,205	1,332,682
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (d)	6.25%	10/01/2031		2,000	2,182,580
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (d)	5.00%	06/01/2025		650	699,374
Series 2016 A, RB (d)	5.00%	06/01/2026		1,005	1,080,988
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (d)	5.75%	12/31/2049		1,500	1,552,800
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (d)	7.00%	06/01/2020		25	25,553
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. RB (d)	3.95%	11/15/2024		1,250	1,256,312
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. RB (d)(e)	6.00%	06/01/2022		2,290	2,313,587
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB (d)	4.00%	06/15/2029		355	365,306
Series 2019, RB (d)	5.00%	06/15/2039		440	463,558
Series 2019, RB (d)	5.00%	06/15/2049		540	564,716
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027		1,395	1,540,108
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (d)	4.00%	12/01/2021		1,320	1,345,093
					23,441,952
TOTAL INVESTMENTS IN SECURITIES(o)–102.51% (Cost $435,039,627)					448,585,119
FLOATING RATE NOTE OBLIGATIONS–(3.07)%
Notes with interest and fee rates ranging from 1.86% to 2.09% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 11/15/2036 (See Note 1D)(p)					(13,440,000)
OTHER ASSETS LESS LIABILITIES–0.56%					2,465,026
NET ASSETS –100.00%					$437,610,145
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
CPI	– Consumer Price Index
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $718,670, which represented less than 1% of the Fund’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $112,005,831, which represented 25.59% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,500,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Fund’s investments with a value of $23,862,245 are held by TOB Trusts and serve as collateral for the $13,440,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	19	September-2019	$(2,229,977)	$(13,006)	$(13,006)
U.S. Treasury 10 Year Notes	110	September-2019	(13,942,500)	(114,559)	(114,559)
Total Futures Contracts				$(127,565)	$(127,565)

(a)	Futures contracts collateralized by $200,000 cash held with Goldman Sachs & Co, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of
Invesco Short Duration High Yield Municipal Fund

D.	Floating Rate Note Obligations — (continued)
such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco Short Duration High Yield Municipal Fund

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
G.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$448,585,119	$—	$448,585,119
Investments Matured	—	800,000	—	800,000
Total Investments in Securities	—	449,385,119	—	449,385,119
Other Investments - Liabilities*
Futures Contracts	(127,565)	—	—	(127,565)
Total Investments	$(127,565)	$449,385,119	$—	$449,257,554

*	Unrealized appreciation (depreciation).
Invesco Short Duration High Yield Municipal Fund